Equity - Dividends (Details) $ / shares in Units, $ in Thousands					12 Months Ended
	Dec. 29, 2016 USD ($) $ / shares	Sep. 28, 2016 USD ($) $ / shares	Aug. 12, 2016 USD ($) $ / shares	Mar. 14, 2016 USD ($) $ / shares	Dec. 31, 2017 payment $ / shares
Equity [abstract]
Number of interim dividend payments | payment					4
Dividends paid, per share | $ / shares	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.00
Dividends paid, ordinary shares | $	$ 13,747	$ 13,747	$ 13,747	$ 13,747